TRADE AND OTHER RECEIVABLES, NET (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
TRADE AND OTHER RECEIVABLES, NET
Trade accounts receivable, net	$ 160,582	$ 189,250
Accrued gas receivables	226	833
Unbilled revenue	124,389	103,986
Other	80,569	46,132
Trade and other current receivables	$ 365,766	$ 340,201